Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	$ 1,641.1	$ 3,143.5
Gross tax losses	248.7	192.5
Gross deferred tax asset not recognised	0.0	1,501.6
International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	510.9	647.3
Gross deferred tax asset not recognised	430.0	509.4
Abosso Goldfields Limited [member] | International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	80.9	201.4
Gross deferred tax asset not recognised	0.0	63.5
Gold Fields Operations Limited [Member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	638.0	716.4
Gross tax losses	206.4	192.5
Gross deferred tax asset not recognised	0.0	0.0
GFI Joint Venture Holdings (Proprietary) Limited [Member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	1,003.1	2,427.1
Gross tax losses	41.0	0.0
Gross deferred tax asset not recognised	0.0	1,501.6
Gold Fields Group Services Pty Limited [member] | South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	1.3	0.0
Gross deferred tax asset not recognised	0.0	0.0
Exploration Entities [member] | International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure	0.0	0.0
Gross tax losses	430.0	445.9
Gross deferred tax asset not recognised	$ 430.0	$ 445.9